Consolidated statements of comprehensive income (loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 70,093	$ (8,606)	$ 94,219	$ (34,595)
Foreign currency translation adjustments	13	4	(123)	10
Comprehensive income	70,106	(8,602)	94,096	(34,585)
Less: comprehensive income attributable to ProFrac Predecessor	(56,157)	8,474	(79,765)	34,466
Less: comprehensive income attributable to noncontrolling interest	8,701	$ 128	8,319	$ 119
Less: comprehensive income attributable to redeemable noncontrolling interest	(16,082)		(16,082)
Comprehensive income attributable to ProFrac Holding Corp.	$ 6,568		$ 6,568